--------------------------------------------------------------------------------
                                 ANNUAL REPORT
--------------------------------------------------------------------------------
                                MARCH 31, 2003
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                                   VALUE LINE
                                     U.S.
                                 MULTINATIONAL
                                    COMPANY
                                   FUND, INC.


                               [LOGO] VALUE LINE
                                    NO-LOAD
                                     MUTUAL
                                     FUNDS

--------------------------------------------------------------------------------

INVESTMENT ADVISER     Value Line, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891

DISTRIBUTOR            Value Line Securities, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891

CUSTODIAN BANK         State Street Bank and Trust Co.
                       225 Franklin Street
                       Boston, MA 02110

SHAREHOLDER            State Street Bank and Trust Co.
SERVICING AGENT        c/o NFDS
                       P.O. Box 219729
                       Kansas City, MO 64121-9729

INDEPENDENT            PricewaterhouseCoopers LLP
ACCOUNTANTS            1177 Avenue of the Americas
                       New York, NY 10036

LEGAL COUNSEL          Peter D. Lowenstein, Esq.
                       Two Sound View Drive, Suite 100
                       Greenwich, CT 06830

DIRECTORS              Jean Bernhard Buttner
                       John W. Chandler
                       Frances T. Newton
                       Francis C. Oakley
                       David H. Porter
                       Paul Craig Roberts
                       Marion N. Ruth
                       Nancy-Beth Sheerr

OFFICERS               Jean Bernhard Buttner
                       CHAIRMAN AND PRESIDENT
                       Alan N. Hoffman
                       VICE PRESIDENT
                       Stephen E. Grant
                       VICE PRESIDENT
                       David T. Henigson
                       VICE PRESIDENT AND
                       SECRETARY/TREASURER
                       Stephen La Rosa
                       ASSISTANT SECRETARY/TREASURER
                       Joseph Van Dyke
                       ASSISTANT SECRETARY/TREASURER

INTERNATIONAL INVESTMENTS ENTAIL SPECIAL RISK CONSIDERATIONS INCLUDING CURRENCY, LIQUIDITY, ECONOMIC AND POLITICAL RISKS.


THIS REPORT IS ISSUED FOR INFORMATION OF SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND (OBTAINABLE FROM THE DISTRIBUTOR).


                                                                        #526119

VALUE LINE U.S. MULTINATIONAL COMPANY FUND, INC.

                                                               TO OUR VALUE LINE
--------------------------------------------------------------------------------

TO OUR SHAREHOLDERS:

The pressures that have afflicted the U.S. stock market in general--and large multinational stocks in particular-- have continued through the second half of our fiscal year. These have included some overhang from the scandals surrounding corporate governance and Wall Street investment banking practices, and a sluggish global economy. In addition, we have recently witnessed the outbreak of the mysterious Severe Acute Respiratory Syndrome disease and problems in developing a stable government in Iraq. Also simmering on investors' worry lists is the developing specter of a nuclear-capable North Korea.

For the fiscal year, results of the U.S. Multinational Company Fund lag the broad Standard & Poor's 500 Index(1). The direct comparisons are as follows:

                            U.S.
                       MULTINATIONAL      S&P 500
                      ---------------   -----------
Full year .........    -26.44            -24.76

As you know, the U.S. Multinational Company Fund has been buffeted by several forces over the past several years, starting with the collapse of Asian currencies in 1998, the bursting of the technology bubble in 2000 and 2001, and the military action in the Middle East over the last several months. As a result, performance has suffered and assets have been withdrawn from the Fund. After much deliberation, Value Line's management made the difficult decision to hold a shareholder meeting on April 29, 2003 and, as a result of that meeting, effective as of May 16th, the U.S. Multinational Company Fund was liquidated and dissolved. Shareholders, following that meeting, had the option to withdraw the asset value of their holdings or to transfer them to other members of the Value Line Mutual Fund family.

We have appreciated your confidence and will be happy to help you reinvest your money in our other Value Line products.

                                Sincerely,

                                /s/ Jean Bernhard Buttner

                                Jean Bernhard Buttner
                                CHAIRMAN AND PRESIDENT

May 19, 2003

--------------------------------------------------------------------------------
(1) THE STANDARD & POOR'S 500 INDEX CONSISTS OF 500 STOCKS WHICH ARE TRADED ON THE NEW YORK STOCK EXCHANGE, AMERICAN STOCK EXCHANGE AND THE NASDAQ
    NATIONAL MARKET SYSTEM AND IS REPRESENTATIVE OF THE BROAD STOCK MARKET.
    THIS IS AN UNMANAGED INDEX AND DOES NOT REFLECT CHARGES, EXPENSES OR
    TAXES, AND IT IS NOT POSSIBLE TO DIRECTLY INVEST IN THIS INDEX.

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2

                                VALUE LINE U.S. MULTINATIONAL COMPANY FUND, INC.

U.S. MULTINATIONAL COMPANY FUND SHAREHOLDERS
--------------------------------------------------------------------------------

ECONOMIC OBSERVATIONS

The U.S. economy is continuing to struggle, more than a year after the most recent recession ended. At present, growth is being limited by weak manufacturing activity, falling employment, and mixed retail sales results. To be sure, not all parts of the economy are struggling, as housing activity remains comparatively strong, notwithstanding some easing in recent months, while consumer confidence is up strongly in the wake of this nation's stirring victory in Iraq.

Overall, we sense that we will continue to have a slow and uneven recovery over the next few months. Specifically, we estimate that the nation's gross domestic product, which edged forward at a 1.6% rate in the first quarter, will proceed at a similar pace in the three months ending on June 30th. Thereafter, the likely passage of a tax reduction and fiscal stimulus package and the need to replenish low inventory levels in some industries will help to put us on a slightly faster upward track, with growth perhaps moving into the 2%-3% range during the second half. We expect the expansion to strengthen further in 2004, with growth averaging 3%, or slightly higher.

Inflation, meantime, remains practically nonexistent, thanks partly to subdued labor costs. Adequate supplies of raw materials are also helping to keep the costs of production low. We caution, though, that as the U.S. economy moves further along the recovery road over the next few years, some increase in pricing pressures could well emerge. Absent a more vigorous long-term business recovery than we envision, or a resumption of the sharp rise in oil and gas prices stemming from a surprisingly long continuing conflict in the Middle East, inflation should remain in check through the middle years of this decade. Interest rates, which have fallen further in recent months, are unlikely to rise much over the next year or two, as a result.

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                                                                               3

VALUE LINE U.S. MULTINATIONAL COMPANY FUND, INC.

--------------------------------------------------------------------------------

           COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
            IN THE VALUE LINE U.S. MULTINATIONAL COMPANY FUND, INC.
                            AND THE S&P 500 INDEX*

                                    [GRAPH]

                        VALUE LINE U.S.
                     MULTINATIONAL COMPANY FUND INC.            S&P 500 INDEX
                     -------------------------------            -------------
11/95                           $10,000                            $15,857

3/03                            $10,000                            $13,533

                   FROM NOVEMBER 17, 1995+ TO MARCH 31, 2003

--------------------------------------------------------------------------------
 * THE STANDARD AND POOR'S 500 INDEX IS AN UNMANAGED INDEX THAT IS REPRESENTATIVE OF THE LARGER CAPITALIZATION STOCKS TRADED IN THE UNITED STATES.

THE RETURN FOR THE INDICES DO NOT REFLECT EXPENSES WHICH ARE DEDUCTED FROM THE FUND'S RETURNS.

PERFORMANCE DATA:**

                                                     AVERAGE ANNUAL
                                                      TOTAL RETURN
                                                    ---------------

1 year ended March 31, 2003 .......................      -26.44%
5 years ended March 31, 2003 ......................       -4.96%
From November 17, 1995+ to March 31, 2003 .........       +4.18%

--------------------------------------------------------------------------------
+  COMMENCEMENT OF OPERATIONS.

** THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NO GUARANTEE
   OF FUTURE PERFORMANCE. THE AVERAGE ANNUAL TOTAL RETURNS AND GROWTH OF AN ASSUMED INVESTMENT OF $10,000 INCLUDE DIVIDENDS REINVESTED AND CAPITAL GAINS DISTRIBUTIONS ACCEPTED IN SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTMENT, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST. THE PERFORMANCE DATA AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

--------------------------------------------------------------------------------
4

                                VALUE LINE U.S. MULTINATIONAL COMPANY FUND, INC.

SCHEDULE OF INVESTMENTS                                         MARCH 31, 2003
--------------------------------------------------------------------------------

 SHARES                                                     VALUE
--------                                                ------------

COMMON STOCKS (30.3%)

          COMPUTER SOFTWARE &
          SERVICES (2.8%)
 4,000    Microsoft Corp. .............................  $   96,840
   500    Symantec Corp.* .............................      19,590
                                                         ----------
                                                            116,430
          DRUG (2.2%)
 3,000    Pfizer, Inc. ................................      93,480
          FINANCIAL SERVICES --
          DIVERSIFIED (4.9%)
 2,000    American International Group, Inc. ..........      98,900
 3,000    Citigroup, Inc. .............................     103,350
                                                         ----------
                                                            202,250
          INSURANCE-LIFE (2.3%)
 3,000    AFLAC, Inc. .................................      96,150
          INTERNET (2.1%)
 1,000    eBay, Inc.* .................................      85,290
          MEDICAL SUPPLIES (6.5%)
 3,000    Biomet, Inc. ................................      91,950
 1,500    Johnson & Johnson ...........................      86,805
 2,000    Medtronic, Inc. .............................      90,240
                                                         ----------
                                                            268,995
          OFFICE EQUIPMENT &
          SUPPLIES (2.2%)
 5,000    Staples, Inc.* ..............................      91,650
          OILFIELD SERVICES/
          EQUIPMENT (1.7%)
 2,000    BJ Services Co.* ............................      68,780
          RECREATION (5.6%)
 3,000    Harley-Davidson, Inc. .......................     119,130
 5,000    Mattel, Inc. ................................     112,500
                                                         ----------
                                                            231,630
                                                         ----------
          TOTAL COMMON STOCKS
          & TOTAL INVESTMENT
          SECURITIES (30.3%)
          (COST $791,101) .............................   1,254,655
                                                         ----------
  PRINCIPAL
    AMOUNT                                          VALUE
-------------                                   -------------

REPURCHASE AGREEMENT (70.1%)
(INCLUDING ACCRUED INTEREST)

 $1,000,000   Collateralized by $684,000
              U.S. Treasury Bonds 9.25%,
              due 2/15/16, with a value of
              $1,025,140 (with UBS
              Warburg LLC 1.32%, dated
              3/31/03, due 4/1/03, delivery
              value $1,000,037) ...............  $1,000,037
    900,000   Collateralized by $840,000
              U.S. Treasury Notes 7.25%,
              due 5/15/04, with a value of
              $919,580 (with State Street
              Bank & Trust Company,
              1.20%, dated 3/31/03, due
              4/1/03, delivery value
              $900,030) .......................     900,030
  1,000,000   Collateralized by $725,000
              U.S. Treasury Bonds 8%, due
              11/15/21, with a value of
              $1,033,618 (with Morgan
              Stanley, 1.20%, dated
              3/31/03, due 4/1/03, delivery
              value $1,000,033) ...............   1,000,033
                                                 ----------
              TOTAL REPURCHASE
              AGREEMENTS
              (COST $2,900,100) ...............   2,900,100
                                                 ----------
              EXCESS OF LIABILITIES
              OVER CASH AND OTHER
              ASSETS (-0.4%) ..................  $  (19,374)
                                                 ----------
              NET ASSETS (100.0%) .............  $4,135,381
                                                 ==========
              NET ASSET VALUE,
              OFFERING AND
              REDEMPTION PRICE,
              PER OUTSTANDING
              SHARE ($4,135,381 -
              393,021 SHARES OF CAPITAL
              STOCK OUTSTANDING) ..............  $    10.52
                                                 ==========

* NON-INCOME PRODUCING

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

VALUE LINE U.S. MULTINATIONAL COMPANY FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES                                  STATEMENT OF OPERATIONS FOR THE
AT MARCH 31, 2003                                                    YEAR ENDED MARCH 31, 2003
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:                                                              INVESTMENT INCOME:
Investment securities, at value                                      Dividend ..................................   $   100,050
   (Cost - $791,101) .......................  $1,254,655             Interest ..................................        24,383
Repurchase agreement                                                                                               -----------
   (Cost - $2,900,100) .....................   2,900,100                  Total Income .........................       124,433
Cash .......................................       7,939                                                           -----------
Dividends receivable .......................       3,135             EXPENSES:
Receivable for capital shares sold .........         800             Advisory fee ..............................        95,692
                                              -----------            Auditing and legal fees ...................        54,310
  TOTAL ASSETS .............................   4,166,629             Accounting and bookkeeping fees ...........        32,400
                                              -----------            Service and distribution plan fee .........        31,898
LIABILITIES:                                                         Custodian fees ............................        28,784
Accrued expenses:                                                    Directors' fees and expenses ..............        20,097
  Advisory fee payable .....................       3,525             Registration and filing fees ..............        18,957
  Service and distribution plan fees                                 Printing ..................................        13,724
     payable ...............................       1,118             Insurance, dues and other .................        11,783
  Other ....................................      26,605             Transfer agent ............................         5,799
                                              -----------                                                          -----------
  TOTAL LIABILITIES ........................      31,248                  Total Expenses before custody
                                              -----------                    credits and fees waived ...........       313,444
NET ASSETS .................................  $4,135,381                  Less: custody credits ................        (1,024)
                                              ===========                 Less: service and distribution plan
NET ASSETS CONSIST OF:                                                       fee waived ........................           (57)
Capital stock, at $.01 par value                                                                                   -----------
   (authorize 50,000,000, outstanding                                     Net Expenses .........................       312,363
   393,021 shares) .........................  $    3,930                                                           -----------
Additional paid-in capital .................   2,512,622             NET INVESTMENT LOSS .......................      (187,930)
Undistributed net realized gain on                                                                                 -----------
   investments .............................   1,155,275             NET REALIZED AND UNREALIZED GAIN
Net unrealized appreciation of                                          (LOSS) ON INVESTMENTS:
   investments .............................     463,554                  Net Realized Gain ....................     1,155,344
                                              -----------                 Change in Net Unrealized
NET ASSETS .................................  $4,135,381                     Appreciation ......................    (5,988,544)
                                              ===========                                                          -----------
NET ASSET VALUE, OFFERING AND                                        NET REALIZED GAIN AND CHANGE IN NET
   REDEMPTION PRICE, PER                                                UNREALIZED APPRECIATION ON
   OUTSTANDING SHARE ($4,135,381 -                                      INVESTMENTS ............................    (4,833,200)
   393,021 SHARES OUTSTANDING) .............  $    10.52                                                           -----------
                                              ===========            NET DECREASE IN NET ASSETS FROM
                                                                         OPERATIONS .............................  $(5,021,130)
                                                                                                                   ============

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
6

                                VALUE LINE U.S. MULTINATIONAL COMPANY FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED MARCH 31, 2003 AND 2002
--------------------------------------------------------------------------------

                                                                            YEAR ENDED         YEAR ENDED
                                                                          MARCH 31, 2003     MARCH 31, 2002
                                                                         ----------------   ---------------
OPERATIONS:
 Net investment loss .................................................    $    (187,930)     $    (175,927)
 Net realized gain on investments ....................................        1,155,344            466,086
 Change in net unrealized appreciation ...............................       (5,988,544)        (2,247,908)
                                                                          -------------      -------------
 Net decrease in net assets from operations ..........................       (5,021,130)        (1,957,749)
                                                                          -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS:
 Net realized gain from investment transactions ......................         (423,869)        (2,015,991)
                                                                          -------------      -------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from sale of shares ........................................       27,312,918          4,147,172
 Proceeds from reinvestment of distributions to shareholders .........          421,960          2,011,392
 Cost of shares repurchased ..........................................      (36,825,406)       (13,420,739)
                                                                          -------------      -------------
 Net decrease from capital share transactions ........................       (9,090,528)        (7,262,175)
                                                                          -------------      -------------
TOTAL DECREASE IN NET ASSETS .........................................      (14,535,527)       (11,235,915)
NET ASSETS:
 Beginning of year ...................................................       18,670,908         29,906,823
                                                                          -------------      -------------
 End of year .........................................................    $   4,135,381      $  18,670,908
                                                                          =============      =============

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

VALUE LINE U.S. MULTINATIONAL COMPANY FUND, INC.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
Value Line U.S. Multinational Company Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is maximum total return. The Fund invests primarily in common stock or securities convertible into common stock of U.S. companies that have significant sales from international operations.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) SECURITY VALUATION. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales prices on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value.

(B) REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) SECURITY TRANSACTIONS AND DISTRIBUTIONS. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

--------------------------------------------------------------------------------
8

                                VALUE LINE U.S. MULTINATIONAL COMPANY FUND, INC.

                                                                  MARCH 31, 2003
--------------------------------------------------------------------------------

2. CAPITAL SHARE TRANSACTIONS
Transactions in capital stock were as follows:

                                YEAR ENDED      YEAR ENDED
                                 MARCH 31,      MARCH 31,
                                   2003            2002
                               ------------   -------------
Shares sold ................   2,459,761       255,441
Shares issued in
   reinvestment of
   dividends and
   distributions ...........     37,810        129,683
                               ---------       -------
                               2,497,571       385,124
Shares repurchased .........   3,363,943       892,618
                               ---------       -------
Net decrease ...............   (866,372)      (507,494)
                               =========      ========

3. PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities, excluding short-term investments, were as follows:

                                     YEAR ENDED
                                   MARCH 31, 2003
                                  ---------------
PURCHASES:
Investment Securities .........   $  2,151,625
                                  ============
SALES:
Investment Securities .........   $ 13,665,641
                                  ============

4.  INCOME TAXES
At March 31, 2003, information on the tax components of capital is as follows:

Cost of investment for tax purposes: ..........    $ 3,691,201
                                                   ===========
Gross tax unrealized appreciation .............    $   465,324
Gross tax unrealized depreciation .............         (1,770)
                                                   -----------
Net tax unrealized appreciation on
   investment .................................    $   463,554
                                                   -----------
Undistributed long-term capital gains .........    $ 1,155,275
                                                   ===========

The tax composition of dividends to shareholders for the years ended March 31, 2003 and 2002 were as follows:

                         2003           2002
                     -----------   -------------
Long-term capital
   gains .........   $423,869      $2,015,991

Permanent book-tax differences relating to current year net operating loss are reclassified within the composition of the net asset accounts. In the current year the Fund reclassified $187,930 from accumulated net investment loss to additional paid-in-capital. Net assets were not affected by this reclassification.

5. ADVISORY FEES, SERVICE AND DISTRIBUTION PLAN FEES AND TRANSACTIONS WITH AFFILIATES
An advisory fee of $95,692 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the year ended March 31, 2003. The fee is computed at the annual rate of .75 of 1% of the daily net assets during the year and paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of certain administrative services and office space. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders, at an annual rate of 0.25% of the Fund's average daily net assets. Fees amounting to $31,898 were paid or payable to the Distributor under this Plan for the year ended April 1, 2002 to March 31, 2003. Effective March 28, 2003 the Distributor voluntarily waived this fee. The fees waived amounted to $57.

--------------------------------------------------------------------------------

VALUE LINE U.S. MULTINATIONAL COMPANY FUND, INC.

NOTES TO FINANCIAL STATEMENTS                                     MARCH 31, 2003
--------------------------------------------------------------------------------

For the year ended March 31, 2003, the Fund's expenses were reduced by $1,024 under a custody credit arrangement with the Custodian.

Certain officers and directors of the Adviser and the Distributor, are also officers and directors of the Fund. For the year ended March 31, 2003, the Fund paid brokerage commissions totaling $6,764 to the Distributor, which clears its transactions through unaffiliated brokers. In addition, $2,469 was paid to the distributor for performance of trading services on behalf of the Fund.

At March 31, 2003, the Adviser, and/or affiliated companies and certain officers and directors, and the Value Line, Inc. Profit Sharing and Savings Plan, owned 219,242 shares of the Fund's capital stock, representing 55.8% of the outstanding shares.

6. PLAN OF LIQUIDATION
On April 29, 2003, at a special meeting of shareholders, the shareholders approved a Plan of Liquidation and Dissolution (the "Plan") for the Fund approved by the Fund's Board of Directors on March 12, 2003. The Plan provides for the complete liquidation of all of the assets of the Fund. The cost of the liquidation will be borne by the Fund.

On May 16, 2003, the Fund was liquidated and dissolved.

--------------------------------------------------------------------------------
10

                                VALUE LINE U.S. MULTINATIONAL COMPANY FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:

                                                                         YEARS ENDED MARCH 31,
                                          ----------------------------------------------------------------------------------
                                             2003              2002              2001              2000             1999
                                          ----------        ----------        ----------        ----------        ----------
NET ASSET VALUE, BEGINNING OF YEAR ....   $    14.83        $    16.93        $    25.28        $    19.75        $    16.27
                                          ----------        ----------        ----------        ----------        ----------
 INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
  Net investment loss .................         (.48)             (.14)             (.16)             (.15)             (.13)
  Net gains or losses on securities
    (both realized and unrealized) ....        (3.42)             (.18)            (7.85)             6.11              3.61
                                          ----------        ----------        ----------        ----------        ----------
  Total from investment operations ....        (3.90)             (.32)            (8.01)             5.96              3.48
                                          ----------        ----------        ----------        ----------        ----------
 LESS DISTRIBUTIONS:
  Distributions from net
    realized gains ....................         (.41)            (1.78)             (.34)             (.43)               --
                                          ----------        ----------        ----------        ----------        ----------
NET ASSET VALUE, END OF YEAR ..........   $    10.52        $    14.83        $    16.93        $    25.28        $    19.75
                                          ==========        ==========        ==========        ==========        ==========
TOTAL RETURN ..........................       -26.44%            -2.33%           -31.82%            30.44%            21.39%
                                          ==========        ==========        ==========        ==========        ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in thousands)    $    4,135        $   18,671        $   29,907        $   45,370        $   34,103
Ratio of operating expenses to average
 net assets ...........................         2.46%(2)          1.74%             1.47%             1.49%             1.58%
Ratio of net investment loss to average
 net assets ...........................        (1.47)%           (0.73)%           (0.71)%           (0.69)%           (0.76)%
Portfolio turnover rate ...............           19%               42%               15%               37%               36%

(1) BEFORE OFFSET OF CUSTODY CREDITS.

(2) RATIO REFLECTS EXPENSES GROSSED UP FOR CUSTODY CREDIT ARRANGEMENT. THE RATIO OF EXPENSES NET OF CUSTODY CREDITS WOULD HAVE BEEN 2.45% FOR THE YEAR ENDED MARCH 31, 2003, UNCHANGED FOR THE YEARS ENDED MARCH 31, 2002 AND 2001 AND 1.48% FOR THE YEAR ENDED MARCH 31, 2000.

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

VALUE LINE U.S. MULTINATIONAL COMPANY FUND, INC.

                                               REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
VALUE LINE U.S. MULTINATIONAL COMPANY FUND, INC.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Value Line U.S. Multinational Company Fund, Inc. (the "Fund") at March 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York

May 16, 2003

--------------------------------------------------------------------------------

                         FEDERAL TAX NOTICE (UNAUDITED)

     THE AMOUNT OF LONG-TERM CAPITAL GAIN PAID BY THE FUND FOR THE FISCAL YEAR ENDED MARCH 31, 2003 WAS $423,869.

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12

                                VALUE LINE U.S. MULTINATIONAL COMPANY FUND, INC.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

MANAGEMENT INFORMATION
The business and affairs of the Fund are managed by the Fund's officers under the direction of the Board of Directors. The following table sets forth information on each Director and officer of the Fund. Each Director serves as a director or trustee of each of the 15 Value Line Funds and oversees a total of 16 portfolios. Each Director serves until his or her successor is elected and qualified.

                                                              PRINCIPAL
                                                              OCCUPATION
                                                LENGTH OF     DURING THE                       OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE     POSITION             TIME SERVED   PAST 5 YEARS                     HELD BY DIRECTOR
=======================================================================================================================
INTERESTED DIRECTORS*
--------------------------
Jean Bernhard Buttner      Chairman of the      Since 1995    Chairman, President and          Value Line, Inc.
Age 68                     Board of Directors                 Chief Executive Officer of
                           and President                      Value Line, Inc. (the
                                                              "Adviser") and Value Line
                                                              Publishing, Inc. Chairman
                                                              and President of each of the
                                                              15 Value Line Funds and
                                                              Value Line Securities, Inc.
                                                              (the "Distributor")
-----------------------------------------------------------------------------------------------------------------------
Marion N. Ruth             Director             Since 1995    Real Estate Executive:           Value Line, Inc.
5 Outrider Road                                               President, Ruth Realty (real
Rolling Hills, CA 90274                                       estate broker); Director of the
Age 68                                                        Adviser since 2000.
-----------------------------------------------------------------------------------------------------------------------
NON-INTERESTED DIRECTORS
--------------------------
John W. Chandler           Director             Since 2000    Consultant, Academic Search      None
1611 Cold Spring Rd                                           Consultation Service, Inc.
Williamstown, MA 01267                                        Trustee Emeritus and
Age 79                                                        Chairman (1993-1994) of the
                                                              Board of Trustees of Duke
                                                              University; President
                                                              Emeritus, Williams College.
-----------------------------------------------------------------------------------------------------------------------
Frances T. Newton          Director             Since 1995    Customer Support Analyst,        None
4921 Buckingham Drive                                         Duke Power Company.
Charlotte, NC 28209
Age 61
-----------------------------------------------------------------------------------------------------------------------
Francis C. Oakley          Director             Since 1995    Professor of History,            Berkshire Life Insurance
54 Scott Hill Road                                            Williams College, 1961 to        Company
Williamstown, MA 01267                                        present. President Emeritus
Age 71                                                        since 1994 and President,
                                                              1985-1994; Chairman
                                                              (1993-1997) and Interim
                                                              President (2002) of the
                                                              American Council of
                                                              Learned Societies.

--------------------------------------------------------------------------------

VALUE LINE U.S. MULTINATIONAL COMPANY FUND, INC.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

                                                             PRINCIPAL
                                                             OCCUPATION
                                               LENGTH OF     DURING THE                     OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE       POSITION          TIME SERVED   PAST 5 YEARS                   HELD BY DIRECTOR
================================================================================================================
David H. Porter              Director          Since 2000    Visiting Professor of          None
5 Birch Run Drive                                            Classics, Williams College,
Saratoga Springs, NY12866                                    since 1999; President
Age 67                                                       Emeritus, Skidmore College
                                                             since 1999 and President,
                                                             1987-1998.
----------------------------------------------------------------------------------------------------------------
Paul Craig Roberts           Director          Since 2000    Chairman, Institute for        A. Schulman Inc.
169 Pompano St.                                              Political Economy.             (plastics)
Panama City Beach, FL 32413
Age 64
----------------------------------------------------------------------------------------------------------------
Nancy-Beth Sheerr            Director          Since 2000    Senior Financial Advisor,      None
1409 Beaumont Drive                                          Hawthorne, since 2001;
Gladwyne, PA 19035                                           Chairman, Radcliffe College
Age 54                                                       Board of Trustees.
                                                             1990-1999.
----------------------------------------------------------------------------------------------------------------
OFFICERS
--------
Alan N. Hoffman              Vice President    Since 1996    Portfolio Manager with the              --
Age 49                                                       Adviser.
----------------------------------------------------------------------------------------------------------------
Stephen E. Grant             Vice President    Since 2001    Portfolio Manager with the              --
Age 49                                                       Adviser.
----------------------------------------------------------------------------------------------------------------
David T. Henigson            Vice President,   Since 1994    Director, Vice President and            --
Age 45                       Secretary and                   Compliance Officer of the
                             Treasurer                       Adviser. Director and
                                                             Vice President of the
                                                             Distributor. Vice President,
                                                             Secretary and Treasurer of
                                                             each of the 15 Value Line
                                                             Funds.

* MRS. BUTTNER IS AN "INTERESTED PERSON" AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940 BY VIRTUE OF HER POSITIONS WITH THE ADVISER AND HER INDIRECT OWNERSHIP OF A CONTROLLING INTEREST IN THE ADVISER; MRS. RUTH IS AN INTERESTED PERSON BY VIRTUE OF BEING A DIRECTOR OF THE ADVISER.

UNLESS OTHERWISE INDICATED, THE ADDRESS FOR EACH OF THE ABOVE IS 220 EAST 42ND STREET, NEW YORK, NY 10017.

--------------------------------------------------------------------------------
14

                                VALUE LINE U.S. MULTINATIONAL COMPANY FUND, INC.

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                                                                              15

VALUE LINE U.S. MULTINATIONAL COMPANY FUND, INC.

                         THE VALUE LINE FAMILY OF FUNDS
--------------------------------------------------------------------------------

1950 -- THE VALUE LINE FUND seeks long-term growth of capital. Current income is a secondary objective.

1952 -- VALUE LINE INCOME AND GROWTH FUND'S primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- THE VALUE LINE SPECIAL SITUATIONS FUND seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- VALUE LINE LEVERAGED GROWTH INVESTORS' sole investment objective is to realize capital growth.

1979 -- THE VALUE LINE CASH FUND, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- VALUE LINE U.S. GOVERNMENT SECURITIES FUND
 seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- VALUE LINE CENTURION FUND* seeks long-term growth of capital.

1984 -- THE VALUE LINE TAX EXEMPT FUND seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The National Bond Portfolio. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- VALUE LINE CONVERTIBLE FUND seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- VALUE LINE AGGRESSIVE INCOME TRUST seeks to maximize current income.

1987 -- VALUE LINE NEW YORK TAX EXEMPT TRUST seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- VALUE LINE EMERGING OPPORTUNITIES FUND invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- VALUE LINE ASSET ALLOCATION FUND seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

* ONLY AVAILABLE THROUGH THE PURCHASE OF GUARDIAN INVESTOR, A TAX DEFERRED VARIABLE ANNUITY, OR VALUEPLUS, A VARIABLE LIFE INSURANCE POLICY.

FOR MORE COMPLETE INFORMATION ABOUT ANY OF THE VALUE LINE FUNDS, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS FROM VALUE LINE SECURITIES, INC., 220 EAST 42ND STREET, NEW YORK, NEW YORK 10017-5891 OR CALL 1-800-243-2729, 24
HOURS A DAY, 7 DAYS A WEEK, OR VISIT US AT WWW.VALUELINE.COM. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

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16